Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
5.	Property and equipment, net

Property and equipment, net consisted of the following:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Buildings	$15,934	$14,995
Furniture and equipment	636	983
Motor vehicles	117	14
Office improvements	1555	895
Subtotal	18,242	16,887
Less: accumulated depreciation	(3,907)	(3,589)
Property and equipment, net	$14,335	$13,298

Depreciation expenses for the six months ended June 30, 2023 and 2022 amounted to approximately $0.47 million and $0.14 million, respectively.

The Company has no pledged property and equipment as of June 30, 2023 and December 31, 2022 to secure general banking facilities.

The Company did not recognize any impairment loss on property and equipment for the six months ended June 30, 2023 and year ended December 31, 2022.